Derivative financial instruments and hedge accounting	12 Months Ended
Dec. 31, 2018
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Derivative financial instruments and hedge accounting

16. Derivative financial instruments and hedge accounting

The Group’s approach to the management of financial risks is set out in note 19. The Group’s outstanding derivative financial instruments are as follows:

	2018			2017
All figures in £ millions	Gross notional amounts	Assets	Liabilities	Gross notional amounts	Assets	Liabilities
Interest rate derivatives – in a fair value hedge relationship	404	13	—	799	23	—
Interest rate derivatives – not in a hedge relationship	362	3	—	429	3	—
Cross-currency rate derivatives – in a hedge relationship	577	51	(35)	1,522	114	(140)
FX forwards and collars – in a hedge relationship	434	—	(24)	—	—	—
Other derivatives – not in a hedge relationship	473	1	—	—	—	—

Total	2,250	68	(59)	2,750	140	(140)

Analysed as expiring:
In less than one year	771	1	(23)	—	—	—
Later than one year and not later than five years	795	22	(1)	1,638	65	(95)
Later than five years	684	45	(35)	1,112	75	(45)

Total	2,250	68	(59)	2,750	140	(140)

The Group’s fixed rate USD debt is held as fixed rate instruments at amortised cost.

The majority of the Group’s fixed rate euro debt is converted to a floating rate exposure using interest rate and cross-currency swaps. The Group receives interest under its euro debt related swap contracts to match the interest on the bonds (ranging from a receipt of 1.375% on its euro 2025 notes to 1.875% on its euro 2021 notes) and, in turn, pays either a floating US dollar or sterling variable rates of GBP Libor + 0.81% and US Libor + 1.36%.

GBP and USD Interest rate swaps are subsequently used to fix an element of the interest charge. The all-in rates (including the spread above Libor) that the Group pays are between 2.2% and 3.8%. At 31 December 2018, the Group had interest rate swap contracts to fix £361m of debt and a further £256m of outstanding fixed rate bonds bringing the total fixed rate debt to £617m. These pay fixed interest rate derivatives are not in designated hedging relationships. Additionally the group uses FX derivatives including forwards, collars and cross currency swaps to create synthetic USD debt as a hedge of its USD assets and to achieve certainty of USD currency conversion rates, in line with the Group’s FX hedging policy. Outstanding contracts as at 31 December 2018 were held at an average GBP/USD rate of 1.39. These derivatives are in designated net investment hedging relationships. Outstanding contracts on the cross currency swaps at 31 December 2018 were held at an average EUR/GBP rate of 0.79. These derivatives are in designated fair value hedging relationships.

At the end of 2018, the currency split of the mark-to-market values of rate derivatives, including the exchange of principal on cross currency rate derivatives, was US dollar £(185)m, sterling (215)m and euro £432m (2017: US dollar £(869)m, sterling £12m and euro £857m).

The Group’s portfolio of rate derivatives is diversified by maturity, counterparty and type. Natural offsets between transactions within the portfolio and the designation of certain derivatives as hedges significantly reduce the risk of income statement volatility. The sensitivity of the portfolio to changes in market rates is set out in note 19.

Fair value hedges

The group uses Interest Rate Swaps and Cross Currency Swaps as Fair value hedges of the Groups euro issued debt.

Interest rate exposure arises from movements in the fair value of the Group’s euro debt attributable to movements in euro interest rates. The hedged risk is the change the euro bonds fair value attributable to interest rate movements. The hedged items are the Group’s euro bonds which are issued at a fixed rate. The hedging instruments are fixed to floating euro interest rate swaps where the Group receives fixed interest payments and pays three month Euribor.

As the critical terms of the interest rate swaps match the bonds such there is an expectation that the value of the hedging instrument and the value of the hedged item move in the opposite direction as a result of movements in the zero coupon Euribor curve. The hedge ratio is 100%. Sources of hedge ineffectiveness are a reduction or modification in the hedged item or a material change in the credit risk of swap counterparties.

A foreign currency exposure arises from foreign exchange fluctuations on translation of the Group’s euro debt into GBP. The hedged risk is the risk of changes in the GBPEUR spot rate that will result in changes in the value of the euro debt when translated into GBP. The hedged items are a portion of the Group’s euro bonds. The hedging instruments are floating to floating cross currency swaps which creates an exposure to euro strengthening against GBP within the hedge item. The final exchange on the cross currency swap creates an exposure to euro weakening against GBP.

As the critical terms of the cross currency swap match the bonds there is an expectation that the value of the hedging instrument and the value of the hedged item move in the opposite direction as a result of movements in the EURGBP exchange rate. The hedge ratio is 100%. Sources of hedge ineffectiveness are a reduction or modification in the hedged item or a material change in the credit risk of swap counterparties.

At December 2018, the Group held the following instruments to hedge exposures to changes in interest rates and foreign currency risk associated with borrowings.

All figures in £ millions	Carrying amount of hedging instruments	Change in fair value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments
Interest rate risk
Financial assets – derivative financial instruments	13	(7)	404
Currency risk
Financial assets – derivative financial instruments	51	3	404

The amounts at the reporting date relating to items designated as hedge items were as follows:

All figures in £ millions	Carrying amount of hedged items	Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	Change in fair value of hedged item used to determine hedge ineffectiveness	Hedge ineffectiveness	Line item in profit or loss that includes hedge ineffectiveness
Interest rate risk
Financial liabilities – borrowings	(416)	(9)	7	—	n/a
Currency risk
Financial liabilities – borrowings	(416)	n/a	(3)	—	n/a

Hedge of net investment in a foreign operation

A foreign currency exposure arises from the translation of the Group’s net investments in its subsidiaries which have USD and euro functional currencies. The hedged risk is the risk of changes in the GBPUSD and GBPEUR spot rates that will result in changes in the value of the group’s net investment in its USD and euro assets when translated into GBP. The hedged items are a portion of the Group’s assets which are denominated in USD and euro. The hedging instruments are debt and derivative financial instruments, including Cross Currency Swaps, FX Forwards and FX Collars which creates an exposure to USD and euro weakening against GBP.

It is expected that the change in value of each of these items will mirror each other as there is a clear and direct economic relationship between the hedge and the hedged item in the hedge relationship.

Hedge ineffectiveness would arise if the value of the hedged items fell below the value of the hedging instruments however this is unlikely as the value of the group’s assets denominated in USD and euro are significantly greater than the proposed net investment programme.

The amounts related to items designated as hedging instruments were as follows.

All figures in £ millions	Carrying amount of hedged instruments	Change in value of hedging instrument used to determine hedge ineffectiveness	Nominal amounts of hedging instruments	Hedging gains/(losses) recognised in OCI	Hedge ineffectiveness recognised in profit or loss
Financial liabilities – derivative financial instruments	(59)	(22)	607	(22)	—
Financial liabilities – borrowings	(256)	(10)	(256)	(10)	—

In addition to the above, £15m of hedging losses were recognised in OCI in relation to derivative financial instruments that matured during the year.

Offsetting arrangements

Derivative financial assets and liabilities subject to offsetting arrangements are as follows

	2018			2017
All figures in £ millions	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities	Gross derivative assets	Gross derivative liabilities	Net derivative assets/ liabilities
Counterparties in an asset position	67	(44)	23	103	(78)	25
Counterparties in a liability position	1	(15)	(14)	37	(62)	(25)

Total as presented in the balance sheet	68	(59)	9	140	(140)	—

All of the Group’s derivative financial instruments are subject to enforceable netting arrangements with individual counterparties, allowing net settlement in the event of default of either party. Offset arrangements in respect of cash balances are described in note 17.

Counterparty exposure from all derivatives is managed, together with that from deposits and bank account balances, within credit limits that reflect published credit ratings and by reference to other market measures (e.g. market prices for credit default swaps) to ensure that there is no significant risk to any one counterparty.

The Group has no material embedded derivatives that are required to be separately accounted for in accordance with IFRS 9 ‘Financial Instruments’.